COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of Share-Based Payment

		Stock Compensation
Consultant	Current Contract Date	# Shares	Value	2023 Compensation	Owed as of 9/30/2023
John Shaw	3/1/2021	—	$—	$45,000	$—
Chris Galazzi	5/2/2021	93,753	$1,995	$67,500	$22,500
Venkat Kumar Tangirala	1/1/2022	—	$—	$45,000	$30,000
Alpen Group LLC	1/1/2022	45,000	$4,333	$45,000	$40,000
Strategic Innovations	1/1/2023	—	—	$30,000	$—
Fraxon Marketing	3/15/2023	—	—	$90,000	$10,000

		Stock Compensation
Consultant	Original Contract Date	# Shares	Value	2022 Cash Compensation	Owed as of 12/31/2022
Leonard Tucker LLC	12/17/2020	—	$—	$140,000	$20,000
John Shaw	3/1/2021	500,000	$17,500	$60,000	$25,000
Strategic Innovations First, Inc	4/1/2022	817,877	$27,000	$31,500	$17,500
Chris Galazzi	5/2/2021	2,208,340	$73,446	$90,000	$37,500
Venkat Kumar Tangirala	1/1/2022	2,000,000	$70,000	$100,000	$75,000
Alpen Group LLC	1/1/2022	555,000	$19,292	$60,000	$40,000